Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Derivative financial instruments
Schedule of derivative financial instruments recognised at fair value in the Company's balance sheet

	At March 31,
	2019	2018	2017
	€M	€M	€M
Non-current assets
Gains on cash-flow hedging instruments – maturing after one year	227.5	2.6	23.0
	227.5	2.6	23.0
Current assets
Gains on cash flow hedging instruments – maturing within one year	308.7	212.1	286.3
	308.7	212.1	286.3
Total derivative assets	536.2	214.7	309.3
Current liabilities
Losses on cash flow hedging instruments – maturing within one year	(189.7)	(190.5)	(1.7)
	(189.7)	(190.5)	(1.7)
Non-current liabilities
Losses on cash flow hedging instruments – maturing after one year	(8.0)	(415.5)	(2.6)
	(8.0)	(415.5)	(2.6)
Total derivative liabilities	(197.7)	(606.0)	(4.3)
Net derivative financial instrument position at year-end	338.5	(391.3)	305.0

Schedule of derivative arrangements

	Fair value	Fair value	Fair value
	2019 (a)	2018 (a)	2017 (a)
	€M	€M	€M
Cross currency swaps (b)
Less than one year	1.7	(0.7)	1.6
Between one and five years	2.3	(6.0)	6.3
	4.0	(6.7)	7.9
Foreign currency forward contracts (c)
Less than one year	307.0	(187.4)	224.8
Between one and five years	212.7	(407.0)	11.9
After five years	—	—	2.2
	519.7	(594.4)	238.9
Commodity forward contracts (d)
Less than one year	(189.7)	209.8	58.2
Between one and five years	4.5	—	—
	(185.2)	209.8	58.2
Net derivative position at year end	338.5	(391.3)	305.0

(a)	The derivative arrangements in the above table have been netted for disclosure purposes only. The amounts included on the Balance Sheet are gross amounts.

(b)

Cross currency swap financial assets all relate to cross currency interest rate swaps at March 31, 2019 (see Note 11 to the consolidated financial statements).  In prior years, both cross currency interest rate swaps and interest rate swaps were used to hedge the company’s exposure to interest rate fluctuations.

(c)

Additional information in relation to the above cross currency swaps and forward currency contracts (i.e. notional value and weighted average interest rates) can be found in Note 11 to the consolidated financial statements.

(d)	€185.2m commodity forward contracts relate to jet fuel derivative financial liabilities of €189.7m and financial assets of €4.5m (see Note 11 of the consolidated financial statements).

Schedule of reclassified from other comprehensive income into the income statement

	Year ended March 31,
	2019	2018	2017
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for (gains)/losses recognised in fuel and oil operating expenses, net of tax	256.4	117.8	(504.6)
Interest rate swaps
Reclassification adjustments for (gains)/losses recognised in finance expense, net of tax	0.5	2.3	1.1
Foreign currency forward contracts
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	(7.7)	(0.5)	(10.8)
	249.2	119.6	(514.3)

Schedule of reclassified from other comprehensive income into the capitalised cost

	Year ended March 31,
	2019	2018	2017
	€M	€M	€M
Foreign currency forward contracts
Recognised in property plant and equipment – aircraft additions	59.6	108.4	109.7
	59.6	108.4	109.7

Schedule of derivatives that are designated as cash flow hedges were expect to occur and to impact on profit or loss

	Net	Expected
	Carrying	Cash
	Amount	Flows	2020	2021	2022	2023	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2019
Cross-currency swaps	4.0	4.0	1.7	1.2	0.8	0.4	(0.1)
U.S. dollar currency forward contracts	235.0	235.0	208.8	26.2	—	—	—
U.S. dollar currency forward contracts to be capitalised in property, plant and equipment - aircraft additions	284.7	284.7	98.2	79.6	59.3	36.2	11.4
Commodity forward contracts	(185.2)	(185.2)	(189.7)	4.5	—	—	—
	338.5	338.5	119.0	111.5	60.1	36.6	11.3

	Net	Expected
	Carrying	Cash
	Amount	Flows	2019	2020	2021	2022	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2018
Interest rate swaps	(6.7)	(6.7)	(0.7)	(0.2)	(0.6)	(1.0)	(4.2)
U.S. dollar currency forward contracts	(181.4)	(181.4)	(153.4)	(28.4)	0.4	—	—
U.S. dollar currency forward contracts to be capitalised in property, plant and equipment - aircraft additions	(413.0)	(413.0)	(34.0)	(75.5)	(82.9)	(99.7)	(120.9)
Commodity forward contracts	209.8	209.8	209.8	—	—	—	—
	(391.3)	(391.3)	21.7	(104.1)	(83.1)	(100.7)	(125.1)

	Net	Expected
	Carrying	Cash
	Amount	Flows	2018	2019	2020	2021	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2017
Interest rate swaps	7.9	7.5	1.5	0.2	1.9	1.5	2.4
U.S. dollar currency forward contracts	238.9	238.9	224.8	6.4	2.9	1.7	3.1
Commodity forward contracts	58.2	58.2	58.2	—	—	—	—
	305.0	304.6	284.5	6.6	4.8	3.2	5.5